Payables and other current liabilities - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Employee-related payables	€ 3,694	€ 1,348	€ 1,180
Social security and other	2,251	840	777
Other tax and related payments	127	112	243
Tax and employee-related payables	€ 6,073	€ 2,300	€ 2,200